Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series VIII
Entity Central Index Key	0000729218
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity Advisor International Capital Appreciation Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class A
Trading Symbol	FCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 130	1.14%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-6%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,751 $9,763 $12,259 $11,297 $13,774 $15,561 $19,803 $13,628 $15,759 $20,324 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 21.55% 6.82% 7.35% Class A (without 5.75% sales charge) 28.97% 8.09% 7.99% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,714,030,084
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 61,601,570
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,714,030,084
Number of Holdings	63
Total Advisory Fee	$61,601,570
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.8 Financials 21.6 Information Technology 18.3 Consumer Discretionary 11.3 Materials 8.8 Health Care 4.5 Communication Services 4.1 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 20.0 Japan 12.6 United Kingdom 10.9 France 8.8 India 7.9 Canada 6.4 China 5.3 Netherlands 5.2 Taiwan 4.5 Others 18.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.5 Novo Nordisk A/S Series B 2.9 Tencent Holdings Ltd 2.5 SAP SE 2.5 ASML Holding NV 2.3 LVMH Moet Hennessy Louis Vuitton SE 2.3 Schneider Electric SE 2.1 Hitachi Ltd 1.9 ABB Ltd 1.8 Keyence Corp 1.7 24.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Asia Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class M
Trading Symbol	FEATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 176	1.49%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net Mass) Linked Index for the fiscal year. Within emerging markets, stock selection and an overweight in India helped.
•By sector, security selection in consumer discretionary - notably the consumer services segment - was the primary contributor. Stock picking in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also lifting the fund's relative result were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Sea (+126%). The company was one of the fund's biggest holdings. A non-benchmark stake in MakeMyTrip gained about 160% and was a second notable relative contributor. The company was among our biggest holdings. Another notable relative contributor was an overweight in Zomato (+125%). This period we decreased our stake in Zomato. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock selection in China had the largest negative impact on relative performance. A non-benchmark allocation to the U.K. also detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Security selection in financials also hampered the fund's result.
•The largest individual relative detractor was our stake in One97 Communications (-51%). The stock was not held at period end. A second notable relative detractor was an overweight in WuXi AppTec (-43%). We reduced our stake. Another notable relative detractor was our stake in WuXi Biologics (-75%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to China, Hong Kong and Singapore, and reduced stakes in India and South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and industrials, and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,162 $9,769 $13,008 $10,936 $13,803 $20,536 $24,063 $12,825 $15,228 $20,775 MSCI AC (All Country) Asia ex Japan Index $10,000 $9,278 $9,890 $12,902 $11,144 $12,620 $14,620 $16,494 $10,886 $12,358 $15,813 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 31.65% 7.75% 7.59% Class M (without 3.50% sales charge) 36.42% 8.52% 7.97% MSCI AC (All Country) Asia ex Japan Index 27.96% 4.61% 4.69% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 445,785,792
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 3,099,900
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$445,785,792
Number of Holdings	132
Total Advisory Fee	$3,099,900
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 28.3 Information Technology 26.6 Communication Services 12.5 Financials 12.3 Industrials 8.6 Health Care 8.0 Energy 1.3 Real Estate 0.9 Consumer Staples 0.6 Materials 0.4 Common Stocks 98.3 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) China 41.1 India 22.5 Taiwan 12.7 Singapore 7.7 Korea (South) 7.0 Hong Kong 4.2 United States 1.3 Indonesia 1.0 South Africa 0.9 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.9 Sea Ltd Class A ADR 7.1 PDD Holdings Inc Class A ADR 4.6 Zomato Ltd 4.1 MakeMyTrip Ltd 3.7 Meituan B Shares 3.1 HDFC Bank Ltd 3.0 Samsung Electronics Co Ltd 3.0 Alibaba Group Holding Ltd 2.8 Tencent Holdings Ltd 2.6 44.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Leaders Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Leaders Fund
Class Name	Fidelity Advisor® Value Leaders Fund Class M
Trading Symbol	FVLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 152	1.40%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000® Value Index for the fiscal year, led by health care, especially within the health care equipment & services industry. Also hurting our result were stock selection and an underweight in industrials, primarily within the capital goods industry. Stock selection and an overweight in energy also hurt.
•The fund's non-benchmark stake in Parex Resources returned -48% and was the largest individual relative detractor. The second-largest relative detractor was an overweight in Centene (-10%). The stock was one of the fund's largest holdings this period. A non-benchmark stake in Samsung Electronics returned roughly -10% and notably hurt.
•In contrast, the biggest sector contributor to performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer services industry. Stock picking in financials also boosted the fund's relative performance, along with an overweight in banks. Also bolstering our relative result was an underweight in materials.
•The top individual relative contributor was an overweight in Gen Digital (+80%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in H&R Block (+49%). Though we reduced our stake, the company was among the fund's largest holdings. An overweight in Bank of America (+63%) also helped. The company was one of our biggest holdings, but we trimmed the position this period.
•Notable changes in positioning include increased exposure to the communication services and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,040 $9,991 $11,749 $12,112 $12,647 $10,777 $15,338 $15,587 $15,520 $18,288 Russell 1000® Value Index $10,000 $10,053 $10,693 $12,595 $12,977 $14,432 $13,340 $19,178 $17,836 $17,860 $23,392 Russell 1000® Index $10,000 $10,486 $10,933 $13,520 $14,464 $16,511 $18,305 $26,269 $21,967 $24,050 $33,206 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 13.71% 6.89% 6.22% Class M (without 3.50% sales charge) 17.83% 7.66% 6.60% Russell 1000® Value Index 30.98% 10.14% 8.87% Russell 1000® Index 38.07% 15.00% 12.75% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 32,451,832
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 248,410
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$32,451,832
Number of Holdings	38
Total Advisory Fee	$248,410
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Health Care 16.9 Consumer Staples 10.1 Utilities 10.0 Information Technology 9.6 Energy 9.2 Communication Services 8.4 Industrials 7.9 Consumer Discretionary 3.8 Materials 1.9 Common Stocks 96.5 Preferred Stocks 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 88.6 United Kingdom 3.9 Canada 3.3 Korea (South) 2.6 Germany 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 5.9 Comcast Corp Class A 5.3 Cigna Group/The 4.4 Kenvue Inc 4.1 Bank of America Corp 4.1 Shell PLC ADR 4.0 PG&E Corp 3.9 JPMorgan Chase & Co 3.9 H&R Block Inc 3.8 Exxon Mobil Corp 3.8 43.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Asia Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class Z
Trading Symbol	FIQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 98	0.82%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net Mass) Linked Index for the fiscal year. Within emerging markets, stock selection and an overweight in India helped.
•By sector, security selection in consumer discretionary - notably the consumer services segment - was the primary contributor. Stock picking in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also lifting the fund's relative result were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Sea (+126%). The company was one of the fund's biggest holdings. A non-benchmark stake in MakeMyTrip gained about 160% and was a second notable relative contributor. The company was among our biggest holdings. Another notable relative contributor was an overweight in Zomato (+125%). This period we decreased our stake in Zomato. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock selection in China had the largest negative impact on relative performance. A non-benchmark allocation to the U.K. also detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Security selection in financials also hampered the fund's result.
•The largest individual relative detractor was our stake in One97 Communications (-51%). The stock was not held at period end. A second notable relative detractor was an overweight in WuXi AppTec (-43%). We reduced our stake. Another notable relative detractor was our stake in WuXi Biologics (-75%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to China, Hong Kong and Singapore, and reduced stakes in India and South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and industrials, and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,098 $11,567 $17,328 $20,433 $10,964 $13,110 MSCI AC (All Country) Asia ex Japan Index $10,000 $9,088 $10,292 $11,923 $13,452 $8,878 $10,078 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 37.34% 9.25% 10.15% MSCI AC (All Country) Asia ex Japan Index 27.96% 4.61% 4.27% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 445,785,792
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 3,099,900
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$445,785,792
Number of Holdings	132
Total Advisory Fee	$3,099,900
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 28.3 Information Technology 26.6 Communication Services 12.5 Financials 12.3 Industrials 8.6 Health Care 8.0 Energy 1.3 Real Estate 0.9 Consumer Staples 0.6 Materials 0.4 Common Stocks 98.3 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) China 41.1 India 22.5 Taiwan 12.7 Singapore 7.7 Korea (South) 7.0 Hong Kong 4.2 United States 1.3 Indonesia 1.0 South Africa 0.9 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.9 Sea Ltd Class A ADR 7.1 PDD Holdings Inc Class A ADR 4.6 Zomato Ltd 4.1 MakeMyTrip Ltd 3.7 Meituan B Shares 3.1 HDFC Bank Ltd 3.0 Samsung Electronics Co Ltd 3.0 Alibaba Group Holding Ltd 2.8 Tencent Holdings Ltd 2.6 44.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Overseas Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class M
Trading Symbol	FAERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.28%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+157%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,869 $9,342 $11,637 $10,740 $12,099 $12,473 $17,151 $11,962 $13,422 $16,806 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 20.83% 6.04% 5.33% Class M (without 3.50% sales charge) 25.21% 6.79% 5.70% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 383,854,611
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 2,406,862
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$383,854,611
Number of Holdings	93
Total Advisory Fee	$2,406,862
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.0 Financials 23.2 Information Technology 16.0 Health Care 13.8 Materials 9.5 Consumer Discretionary 7.0 Consumer Staples 2.3 Communication Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 17.9 United States 17.3 Japan 16.1 France 11.2 Germany 8.9 Netherlands 6.3 Denmark 4.4 Italy 3.8 Switzerland 3.4 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ASML Holding NV 3.0 Novo Nordisk A/S Series B 3.0 SAP SE 2.9 Astrazeneca PLC 2.2 Hitachi Ltd 2.2 RELX PLC 2.2 Safran SA 2.0 Compass Group PLC 2.0 Wolters Kluwer NV 2.0 Tokio Marine Holdings Inc 2.0 23.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Overseas Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class C
Trading Symbol	FAOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 203	1.81%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+157%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,170 $9,569 $11,847 $10,872 $12,170 $12,474 $17,048 $11,820 $13,290 $16,679 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 23.56% 6.18% 5.25% Class C 24.56% 6.18% 5.25% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 383,854,611
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 2,406,862
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$383,854,611
Number of Holdings	93
Total Advisory Fee	$2,406,862
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.0 Financials 23.2 Information Technology 16.0 Health Care 13.8 Materials 9.5 Consumer Discretionary 7.0 Consumer Staples 2.3 Communication Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 17.9 United States 17.3 Japan 16.1 France 11.2 Germany 8.9 Netherlands 6.3 Denmark 4.4 Italy 3.8 Switzerland 3.4 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ASML Holding NV 3.0 Novo Nordisk A/S Series B 3.0 SAP SE 2.9 Astrazeneca PLC 2.2 Hitachi Ltd 2.2 RELX PLC 2.2 Safran SA 2.0 Compass Group PLC 2.0 Wolters Kluwer NV 2.0 Tokio Marine Holdings Inc 2.0 23.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Capital Appreciation Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class M
Trading Symbol	FIATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 159	1.39%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-6%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,963 $9,950 $12,458 $11,451 $13,931 $15,697 $19,927 $13,673 $15,775 $20,297 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 24.17% 7.05% 7.34% Class M (without 3.50% sales charge) 28.67% 7.82% 7.72% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,714,030,084
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 61,601,570
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,714,030,084
Number of Holdings	63
Total Advisory Fee	$61,601,570
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.8 Financials 21.6 Information Technology 18.3 Consumer Discretionary 11.3 Materials 8.8 Health Care 4.5 Communication Services 4.1 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 20.0 Japan 12.6 United Kingdom 10.9 France 8.8 India 7.9 Canada 6.4 China 5.3 Netherlands 5.2 Taiwan 4.5 Others 18.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.5 Novo Nordisk A/S Series B 2.9 Tencent Holdings Ltd 2.5 SAP SE 2.5 ASML Holding NV 2.3 LVMH Moet Hennessy Louis Vuitton SE 2.3 Schneider Electric SE 2.1 Hitachi Ltd 1.9 ABB Ltd 1.8 Keyence Corp 1.7 24.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Capital Appreciation Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class C
Trading Symbol	FEUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 247	2.05%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and an underweight in emerging markets contributed to the fund's performance versus the MSCI AC World (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Picks in industrials, primarily within the capital goods industry, and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+227%). Although we reduced the position, the stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in Hitachi (+109%). The stock was among our biggest holdings at period end. An overweight in Taiwan Semiconductor Manufacturing (+124%) also contributed. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picks in Canada and emerging markets, primarily in India, detracted from the fund's relative result.
•By sector, a notable detractor from performance versus the benchmark was stock selection in energy. Also modestly hurting our result were an overweight in industrials and an underweight in communication services. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in UnitedHealth Group (-9%). The stock was not held at period end. The second-largest relative detractor was an overweight in HDFC Bank (+18%). Another notable relative detractor this period was avoiding Broadcom, a benchmark component that gained 105%.
•Notable changes in positioning include increased exposure to China and the United States. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,292 $10,459 $13,094 $12,127 $12,563 $14,826 $19,218 $14,234 $16,640 $23,644 MSCI ACWI (All Country World Index) Index $10,000 $10,035 $10,284 $12,721 $12,703 $14,362 $15,121 $20,822 $16,723 $18,547 $24,710 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 40.03% 13.13% 8.99% Class C 41.03% 13.13% 8.99% MSCI ACWI (All Country World Index) Index 33.23% 11.46% 9.47% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 141,421,538
Holdings Count | shares	54
Advisory Fees Paid, Amount	$ 1,161,739
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$141,421,538
Number of Holdings	54
Total Advisory Fee	$1,161,739
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 23.1 Industrials 18.8 Consumer Discretionary 11.6 Communication Services 8.5 Health Care 7.9 Energy 3.0 Materials 1.2 Common Stocks 97.9 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 79.0 China 7.6 Taiwan 2.9 Japan 2.8 Canada 1.4 Netherlands 1.2 India 1.2 Sweden 1.0 Denmark 1.0 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.6 Meta Platforms Inc Class A 4.5 Microsoft Corp 4.0 Fiserv Inc 3.8 Apple Inc 3.6 Amazon.com Inc 3.5 Mastercard Inc Class A 3.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 Hitachi Ltd 2.8 Visa Inc Class A 2.5 37.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Emerging Markets Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class I
Trading Symbol	FIMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Emerging Asia and Emerging Europe contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, security selection was the primary contributor, led by materials. Stock picks in communication services, primarily within the media & entertainment industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in China Life Insurance (+65%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Meituan (+67%). The stock was one of our biggest holdings. Another notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding this period.
•In contrast, from a regional standpoint, stock selection in Latin America and Africa, primarily in South Africa, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Stock picking and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Also hurting our result was an overweight in materials.
•The largest individual relative detractor was an overweight in Wal-Mart de Mexico (-22%). This period we increased our position in Wal-Mart de Mexico. The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in Samsung Electronics (-12%). The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in Alibaba Group Holding (+23%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful changes in positioning include increased exposure to health care and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $8,917 $9,624 $12,506 $10,675 $12,786 $15,104 $18,091 $12,106 $13,670 $17,571 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 28.53% 6.56% 5.80% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,788,031,153
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 37,704,655
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$5,788,031,153
Number of Holdings	55
Total Advisory Fee	$37,704,655
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.6 Information Technology 18.3 Consumer Discretionary 14.7 Communication Services 10.2 Industrials 8.7 Materials 8.0 Health Care 6.2 Consumer Staples 5.5 Energy 3.6 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) China 31.4 Taiwan 13.1 Korea (South) 12.4 India 10.8 South Africa 5.0 Brazil 4.8 Mexico 4.5 United States 3.2 Peru 2.5 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 8.6 Taiwan Semiconductor Manufacturing Co Ltd 8.4 Samsung Electronics Co Ltd 5.7 Meituan B Shares 3.5 Wal-Mart de Mexico SAB de CV Series V 3.4 Haier Smart Home Co Ltd A Shares (China) 2.9 Tata Consultancy Services Ltd 2.7 China Life Insurance Co Ltd H Shares 2.7 PDD Holdings Inc Class A ADR 2.5 Credicorp Ltd 2.5 42.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Emerging Markets Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class Z
Trading Symbol	FZAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 94	0.82%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Emerging Asia and Emerging Europe contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, security selection was the primary contributor, led by materials. Stock picks in communication services, primarily within the media & entertainment industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in China Life Insurance (+65%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Meituan (+67%). The stock was one of our biggest holdings. Another notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding this period.
•In contrast, from a regional standpoint, stock selection in Latin America and Africa, primarily in South Africa, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Stock picking and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Also hurting our result was an overweight in materials.
•The largest individual relative detractor was an overweight in Wal-Mart de Mexico (-22%). This period we increased our position in Wal-Mart de Mexico. The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in Samsung Electronics (-12%). The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in Alibaba Group Holding (+23%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful changes in positioning include increased exposure to health care and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $8,932 $9,654 $12,564 $10,739 $12,879 $15,235 $18,273 $12,241 $13,844 $17,816 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 28.69% 6.70% 5.95% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,788,031,153
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 37,704,655
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$5,788,031,153
Number of Holdings	55
Total Advisory Fee	$37,704,655
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.6 Information Technology 18.3 Consumer Discretionary 14.7 Communication Services 10.2 Industrials 8.7 Materials 8.0 Health Care 6.2 Consumer Staples 5.5 Energy 3.6 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) China 31.4 Taiwan 13.1 Korea (South) 12.4 India 10.8 South Africa 5.0 Brazil 4.8 Mexico 4.5 United States 3.2 Peru 2.5 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 8.6 Taiwan Semiconductor Manufacturing Co Ltd 8.4 Samsung Electronics Co Ltd 5.7 Meituan B Shares 3.5 Wal-Mart de Mexico SAB de CV Series V 3.4 Haier Smart Home Co Ltd A Shares (China) 2.9 Tata Consultancy Services Ltd 2.7 China Life Insurance Co Ltd H Shares 2.7 PDD Holdings Inc Class A ADR 2.5 Credicorp Ltd 2.5 42.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Overseas Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class I
Trading Symbol	FAOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 87	0.77%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+157%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,282 $9,783 $12,253 $11,368 $12,869 $13,343 $18,438 $12,922 $14,574 $18,345 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 25.87% 7.35% 6.26% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 383,854,611
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 2,406,862
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$383,854,611
Number of Holdings	93
Total Advisory Fee	$2,406,862
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.0 Financials 23.2 Information Technology 16.0 Health Care 13.8 Materials 9.5 Consumer Discretionary 7.0 Consumer Staples 2.3 Communication Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 17.9 United States 17.3 Japan 16.1 France 11.2 Germany 8.9 Netherlands 6.3 Denmark 4.4 Italy 3.8 Switzerland 3.4 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ASML Holding NV 3.0 Novo Nordisk A/S Series B 3.0 SAP SE 2.9 Astrazeneca PLC 2.2 Hitachi Ltd 2.2 RELX PLC 2.2 Safran SA 2.0 Compass Group PLC 2.0 Wolters Kluwer NV 2.0 Tokio Marine Holdings Inc 2.0 23.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified International Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class Z
Trading Symbol	FZABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,434 $10,168 $12,502 $11,404 $13,233 $14,527 $18,899 $13,420 $15,026 $18,762 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 24.86% 7.23% 6.49% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,404,041,433
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 10,934,381
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,404,041,433
Number of Holdings	135
Total Advisory Fee	$10,934,381
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.9 Financials 22.5 Information Technology 15.7 Health Care 10.3 Materials 8.3 Consumer Discretionary 7.4 Energy 5.0 Consumer Staples 1.9 Communication Services 0.5 Real Estate 0.2 Common Stocks 96.2 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Japan 17.1 United States 16.0 United Kingdom 14.4 Germany 8.7 France 8.1 Canada 6.5 Netherlands 5.3 Denmark 3.5 Sweden 3.0 Others 17.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 2.9 ASML Holding NV depository receipt 2.8 Novo Nordisk A/S Series B 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 SAP SE 2.4 Astrazeneca PLC 1.8 RELX PLC (Netherlands) 1.8 Wolters Kluwer NV 1.6 London Stock Exchange Group PLC 1.6 Shell PLC 1.6 21.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Capital Appreciation Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class A
Trading Symbol	FGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 157	1.30%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and an underweight in emerging markets contributed to the fund's performance versus the MSCI AC World (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Picks in industrials, primarily within the capital goods industry, and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+227%). Although we reduced the position, the stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in Hitachi (+109%). The stock was among our biggest holdings at period end. An overweight in Taiwan Semiconductor Manufacturing (+124%) also contributed. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picks in Canada and emerging markets, primarily in India, detracted from the fund's relative result.
•By sector, a notable detractor from performance versus the benchmark was stock selection in energy. Also modestly hurting our result were an overweight in industrials and an underweight in communication services. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in UnitedHealth Group (-9%). The stock was not held at period end. The second-largest relative detractor was an overweight in HDFC Bank (+18%). Another notable relative detractor this period was avoiding Broadcom, a benchmark component that gained 105%.
•Notable changes in positioning include increased exposure to China and the United States. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,776 $10,009 $12,629 $11,777 $12,294 $14,616 $19,096 $14,246 $16,655 $23,665 MSCI ACWI (All Country World Index) Index $10,000 $10,035 $10,284 $12,721 $12,703 $14,362 $15,121 $20,822 $16,723 $18,547 $24,710 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 33.92% 12.65% 9.00% Class A (without 5.75% sales charge) 42.09% 13.99% 9.64% MSCI ACWI (All Country World Index) Index 33.23% 11.46% 9.47% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 141,421,538
Holdings Count | shares	54
Advisory Fees Paid, Amount	$ 1,161,739
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$141,421,538
Number of Holdings	54
Total Advisory Fee	$1,161,739
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 23.1 Industrials 18.8 Consumer Discretionary 11.6 Communication Services 8.5 Health Care 7.9 Energy 3.0 Materials 1.2 Common Stocks 97.9 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 79.0 China 7.6 Taiwan 2.9 Japan 2.8 Canada 1.4 Netherlands 1.2 India 1.2 Sweden 1.0 Denmark 1.0 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.6 Meta Platforms Inc Class A 4.5 Microsoft Corp 4.0 Fiserv Inc 3.8 Apple Inc 3.6 Amazon.com Inc 3.5 Mastercard Inc Class A 3.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 Hitachi Ltd 2.8 Visa Inc Class A 2.5 37.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified International Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class A
Trading Symbol	FDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 128	1.14%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,795 $9,504 $11,633 $10,570 $12,216 $13,354 $17,302 $12,235 $13,648 $16,971 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 17.20% 5.54% 5.43% Class A (without 5.75% sales charge) 24.35% 6.80% 6.06% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,404,041,433
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 10,934,381
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,404,041,433
Number of Holdings	135
Total Advisory Fee	$10,934,381
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.9 Financials 22.5 Information Technology 15.7 Health Care 10.3 Materials 8.3 Consumer Discretionary 7.4 Energy 5.0 Consumer Staples 1.9 Communication Services 0.5 Real Estate 0.2 Common Stocks 96.2 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Japan 17.1 United States 16.0 United Kingdom 14.4 Germany 8.7 France 8.1 Canada 6.5 Netherlands 5.3 Denmark 3.5 Sweden 3.0 Others 17.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 2.9 ASML Holding NV depository receipt 2.8 Novo Nordisk A/S Series B 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 SAP SE 2.4 Astrazeneca PLC 1.8 RELX PLC (Netherlands) 1.8 Wolters Kluwer NV 1.6 London Stock Exchange Group PLC 1.6 Shell PLC 1.6 21.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Emerging Markets Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class C
Trading Symbol	FMCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 219	1.93%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Emerging Asia and Emerging Europe contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, security selection was the primary contributor, led by materials. Stock picks in communication services, primarily within the media & entertainment industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in China Life Insurance (+65%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Meituan (+67%). The stock was one of our biggest holdings. Another notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding this period.
•In contrast, from a regional standpoint, stock selection in Latin America and Africa, primarily in South Africa, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Stock picking and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Also hurting our result was an overweight in materials.
•The largest individual relative detractor was an overweight in Wal-Mart de Mexico (-22%). This period we increased our position in Wal-Mart de Mexico. The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in Samsung Electronics (-12%). The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in Alibaba Group Holding (+23%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful changes in positioning include increased exposure to health care and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $8,819 $9,414 $12,097 $10,211 $12,099 $14,132 $16,748 $11,084 $12,480 $16,000 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 26.25% 5.42% 4.81% Class C 27.25% 5.42% 4.81% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,788,031,153
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 37,704,655
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$5,788,031,153
Number of Holdings	55
Total Advisory Fee	$37,704,655
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.6 Information Technology 18.3 Consumer Discretionary 14.7 Communication Services 10.2 Industrials 8.7 Materials 8.0 Health Care 6.2 Consumer Staples 5.5 Energy 3.6 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) China 31.4 Taiwan 13.1 Korea (South) 12.4 India 10.8 South Africa 5.0 Brazil 4.8 Mexico 4.5 United States 3.2 Peru 2.5 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 8.6 Taiwan Semiconductor Manufacturing Co Ltd 8.4 Samsung Electronics Co Ltd 5.7 Meituan B Shares 3.5 Wal-Mart de Mexico SAB de CV Series V 3.4 Haier Smart Home Co Ltd A Shares (China) 2.9 Tata Consultancy Services Ltd 2.7 China Life Insurance Co Ltd H Shares 2.7 PDD Holdings Inc Class A ADR 2.5 Credicorp Ltd 2.5 42.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Capital Appreciation Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class I
Trading Symbol	FCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-6%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,380 $10,417 $13,112 $12,118 $14,818 $16,786 $21,418 $14,776 $17,129 $22,155 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 29.34% 8.38% 8.28% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,714,030,084
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 61,601,570
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,714,030,084
Number of Holdings	63
Total Advisory Fee	$61,601,570
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.8 Financials 21.6 Information Technology 18.3 Consumer Discretionary 11.3 Materials 8.8 Health Care 4.5 Communication Services 4.1 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 20.0 Japan 12.6 United Kingdom 10.9 France 8.8 India 7.9 Canada 6.4 China 5.3 Netherlands 5.2 Taiwan 4.5 Others 18.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.5 Novo Nordisk A/S Series B 2.9 Tencent Holdings Ltd 2.5 SAP SE 2.5 ASML Holding NV 2.3 LVMH Moet Hennessy Louis Vuitton SE 2.3 Schneider Electric SE 2.1 Hitachi Ltd 1.9 ABB Ltd 1.8 Keyence Corp 1.7 24.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Leaders Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Leaders Fund
Class Name	Fidelity Advisor® Value Leaders Fund Class I
Trading Symbol	FVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000® Value Index for the fiscal year, led by health care, especially within the health care equipment & services industry. Also hurting our result were stock selection and an underweight in industrials, primarily within the capital goods industry. Stock selection and an overweight in energy also hurt.
•The fund's non-benchmark stake in Parex Resources returned -48% and was the largest individual relative detractor. The second-largest relative detractor was an overweight in Centene (-10%). The stock was one of the fund's largest holdings this period. A non-benchmark stake in Samsung Electronics returned roughly -10% and notably hurt.
•In contrast, the biggest sector contributor to performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer services industry. Stock picking in financials also boosted the fund's relative performance, along with an overweight in banks. Also bolstering our relative result was an underweight in materials.
•The top individual relative contributor was an overweight in Gen Digital (+80%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in H&R Block (+49%). Though we reduced our stake, the company was among the fund's largest holdings. An overweight in Bank of America (+63%) also helped. The company was one of our biggest holdings, but we trimmed the position this period.
•Notable changes in positioning include increased exposure to the communication services and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,458 $10,461 $12,364 $12,810 $13,445 $11,521 $16,485 $16,841 $16,849 $19,950 Russell 1000® Value Index $10,000 $10,053 $10,693 $12,595 $12,977 $14,432 $13,340 $19,178 $17,836 $17,860 $23,392 Russell 1000® Index $10,000 $10,486 $10,933 $13,520 $14,464 $16,511 $18,305 $26,269 $21,967 $24,050 $33,206 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 18.40% 8.21% 7.15% Russell 1000® Value Index 30.98% 10.14% 8.87% Russell 1000® Index 38.07% 15.00% 12.75% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 32,451,832
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 248,410
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$32,451,832
Number of Holdings	38
Total Advisory Fee	$248,410
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Health Care 16.9 Consumer Staples 10.1 Utilities 10.0 Information Technology 9.6 Energy 9.2 Communication Services 8.4 Industrials 7.9 Consumer Discretionary 3.8 Materials 1.9 Common Stocks 96.5 Preferred Stocks 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 88.6 United Kingdom 3.9 Canada 3.3 Korea (South) 2.6 Germany 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 5.9 Comcast Corp Class A 5.3 Cigna Group/The 4.4 Kenvue Inc 4.1 Bank of America Corp 4.1 Shell PLC ADR 4.0 PG&E Corp 3.9 JPMorgan Chase & Co 3.9 H&R Block Inc 3.8 Exxon Mobil Corp 3.8 43.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Capital Appreciation Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class M
Trading Symbol	FGETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 187	1.55%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and an underweight in emerging markets contributed to the fund's performance versus the MSCI AC World (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Picks in industrials, primarily within the capital goods industry, and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+227%). Although we reduced the position, the stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in Hitachi (+109%). The stock was among our biggest holdings at period end. An overweight in Taiwan Semiconductor Manufacturing (+124%) also contributed. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picks in Canada and emerging markets, primarily in India, detracted from the fund's relative result.
•By sector, a notable detractor from performance versus the benchmark was stock selection in energy. Also modestly hurting our result were an overweight in industrials and an underweight in communication services. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in UnitedHealth Group (-9%). The stock was not held at period end. The second-largest relative detractor was an overweight in HDFC Bank (+18%). Another notable relative detractor this period was avoiding Broadcom, a benchmark component that gained 105%.
•Notable changes in positioning include increased exposure to China and the United States. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,982 $10,197 $12,828 $11,934 $12,424 $14,734 $19,194 $14,288 $16,655 $23,604 MSCI ACWI (All Country World Index) Index $10,000 $10,035 $10,284 $12,721 $12,703 $14,362 $15,121 $20,822 $16,723 $18,547 $24,710 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 36.76% 12.89% 8.97% Class M (without 3.50% sales charge) 41.72% 13.70% 9.36% MSCI ACWI (All Country World Index) Index 33.23% 11.46% 9.47% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 141,421,538
Holdings Count | shares	54
Advisory Fees Paid, Amount	$ 1,161,739
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$141,421,538
Number of Holdings	54
Total Advisory Fee	$1,161,739
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 23.1 Industrials 18.8 Consumer Discretionary 11.6 Communication Services 8.5 Health Care 7.9 Energy 3.0 Materials 1.2 Common Stocks 97.9 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 79.0 China 7.6 Taiwan 2.9 Japan 2.8 Canada 1.4 Netherlands 1.2 India 1.2 Sweden 1.0 Denmark 1.0 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.6 Meta Platforms Inc Class A 4.5 Microsoft Corp 4.0 Fiserv Inc 3.8 Apple Inc 3.6 Amazon.com Inc 3.5 Mastercard Inc Class A 3.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 Hitachi Ltd 2.8 Visa Inc Class A 2.5 37.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Overseas Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class A
Trading Symbol	FAOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 120	1.06%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+157%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,657 $9,159 $11,435 $10,580 $11,941 $12,339 $16,999 $11,880 $13,357 $16,763 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 18.28% 5.76% 5.30% Class A (without 5.75% sales charge) 25.50% 7.02% 5.93% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 383,854,611
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 2,406,862
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$383,854,611
Number of Holdings	93
Total Advisory Fee	$2,406,862
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.0 Financials 23.2 Information Technology 16.0 Health Care 13.8 Materials 9.5 Consumer Discretionary 7.0 Consumer Staples 2.3 Communication Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 17.9 United States 17.3 Japan 16.1 France 11.2 Germany 8.9 Netherlands 6.3 Denmark 4.4 Italy 3.8 Switzerland 3.4 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ASML Holding NV 3.0 Novo Nordisk A/S Series B 3.0 SAP SE 2.9 Astrazeneca PLC 2.2 Hitachi Ltd 2.2 RELX PLC 2.2 Safran SA 2.0 Compass Group PLC 2.0 Wolters Kluwer NV 2.0 Tokio Marine Holdings Inc 2.0 23.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Emerging Markets Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class A
Trading Symbol	FAMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 137	1.20%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Emerging Asia and Emerging Europe contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, security selection was the primary contributor, led by materials. Stock picks in communication services, primarily within the media & entertainment industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in China Life Insurance (+65%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Meituan (+67%). The stock was one of our biggest holdings. Another notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding this period.
•In contrast, from a regional standpoint, stock selection in Latin America and Africa, primarily in South Africa, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Stock picking and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Also hurting our result was an overweight in materials.
•The largest individual relative detractor was an overweight in Wal-Mart de Mexico (-22%). This period we increased our position in Wal-Mart de Mexico. The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in Samsung Electronics (-12%). The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in Alibaba Group Holding (+23%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful changes in positioning include increased exposure to health care and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,376 $9,010 $11,664 $9,922 $11,849 $13,948 $16,658 $11,111 $12,510 $16,039 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 20.83% 4.99% 4.84% Class A (without 5.75% sales charge) 28.20% 6.24% 5.46% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,788,031,153
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 37,704,655
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$5,788,031,153
Number of Holdings	55
Total Advisory Fee	$37,704,655
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.6 Information Technology 18.3 Consumer Discretionary 14.7 Communication Services 10.2 Industrials 8.7 Materials 8.0 Health Care 6.2 Consumer Staples 5.5 Energy 3.6 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) China 31.4 Taiwan 13.1 Korea (South) 12.4 India 10.8 South Africa 5.0 Brazil 4.8 Mexico 4.5 United States 3.2 Peru 2.5 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 8.6 Taiwan Semiconductor Manufacturing Co Ltd 8.4 Samsung Electronics Co Ltd 5.7 Meituan B Shares 3.5 Wal-Mart de Mexico SAB de CV Series V 3.4 Haier Smart Home Co Ltd A Shares (China) 2.9 Tata Consultancy Services Ltd 2.7 China Life Insurance Co Ltd H Shares 2.7 PDD Holdings Inc Class A ADR 2.5 Credicorp Ltd 2.5 42.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified International Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class C
Trading Symbol	FADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 210	1.88%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,315 $9,934 $12,065 $10,877 $12,478 $13,531 $17,395 $12,198 $13,607 $16,920 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 22.43% 5.95% 5.40% Class C 23.43% 5.95% 5.40% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,404,041,433
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 10,934,381
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,404,041,433
Number of Holdings	135
Total Advisory Fee	$10,934,381
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.9 Financials 22.5 Information Technology 15.7 Health Care 10.3 Materials 8.3 Consumer Discretionary 7.4 Energy 5.0 Consumer Staples 1.9 Communication Services 0.5 Real Estate 0.2 Common Stocks 96.2 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Japan 17.1 United States 16.0 United Kingdom 14.4 Germany 8.7 France 8.1 Canada 6.5 Netherlands 5.3 Denmark 3.5 Sweden 3.0 Others 17.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 2.9 ASML Holding NV depository receipt 2.8 Novo Nordisk A/S Series B 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 SAP SE 2.4 Astrazeneca PLC 1.8 RELX PLC (Netherlands) 1.8 Wolters Kluwer NV 1.6 London Stock Exchange Group PLC 1.6 Shell PLC 1.6 21.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Leaders Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Leaders Fund
Class Name	Fidelity Advisor® Value Leaders Fund Class C
Trading Symbol	FVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 206	1.90%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000® Value Index for the fiscal year, led by health care, especially within the health care equipment & services industry. Also hurting our result were stock selection and an underweight in industrials, primarily within the capital goods industry. Stock selection and an overweight in energy also hurt.
•The fund's non-benchmark stake in Parex Resources returned -48% and was the largest individual relative detractor. The second-largest relative detractor was an overweight in Centene (-10%). The stock was one of the fund's largest holdings this period. A non-benchmark stake in Samsung Electronics returned roughly -10% and notably hurt.
•In contrast, the biggest sector contributor to performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer services industry. Stock picking in financials also boosted the fund's relative performance, along with an overweight in banks. Also bolstering our relative result was an underweight in materials.
•The top individual relative contributor was an overweight in Gen Digital (+80%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in H&R Block (+49%). Though we reduced our stake, the company was among the fund's largest holdings. An overweight in Bank of America (+63%) also helped. The company was one of our biggest holdings, but we trimmed the position this period.
•Notable changes in positioning include increased exposure to the communication services and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,354 $10,250 $11,996 $12,299 $12,779 $10,834 $15,338 $15,520 $15,487 $18,295 Russell 1000® Value Index $10,000 $10,053 $10,693 $12,595 $12,977 $14,432 $13,340 $19,178 $17,836 $17,860 $23,392 Russell 1000® Index $10,000 $10,486 $10,933 $13,520 $14,464 $16,511 $18,305 $26,269 $21,967 $24,050 $33,206 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 16.27% 7.11% 6.23% Class C 17.27% 7.11% 6.23% Russell 1000® Value Index 30.98% 10.14% 8.87% Russell 1000® Index 38.07% 15.00% 12.75% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 32,451,832
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 248,410
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$32,451,832
Number of Holdings	38
Total Advisory Fee	$248,410
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Health Care 16.9 Consumer Staples 10.1 Utilities 10.0 Information Technology 9.6 Energy 9.2 Communication Services 8.4 Industrials 7.9 Consumer Discretionary 3.8 Materials 1.9 Common Stocks 96.5 Preferred Stocks 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 88.6 United Kingdom 3.9 Canada 3.3 Korea (South) 2.6 Germany 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 5.9 Comcast Corp Class A 5.3 Cigna Group/The 4.4 Kenvue Inc 4.1 Bank of America Corp 4.1 Shell PLC ADR 4.0 PG&E Corp 3.9 JPMorgan Chase & Co 3.9 H&R Block Inc 3.8 Exxon Mobil Corp 3.8 43.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Asia Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class A
Trading Symbol	FEAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 146	1.24%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net Mass) Linked Index for the fiscal year. Within emerging markets, stock selection and an overweight in India helped.
•By sector, security selection in consumer discretionary - notably the consumer services segment - was the primary contributor. Stock picking in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also lifting the fund's relative result were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Sea (+126%). The company was one of the fund's biggest holdings. A non-benchmark stake in MakeMyTrip gained about 160% and was a second notable relative contributor. The company was among our biggest holdings. Another notable relative contributor was an overweight in Zomato (+125%). This period we decreased our stake in Zomato. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock selection in China had the largest negative impact on relative performance. A non-benchmark allocation to the U.K. also detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Security selection in financials also hampered the fund's result.
•The largest individual relative detractor was our stake in One97 Communications (-51%). The stock was not held at period end. A second notable relative detractor was an overweight in WuXi AppTec (-43%). We reduced our stake. Another notable relative detractor was our stake in WuXi Biologics (-75%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to China, Hong Kong and Singapore, and reduced stakes in India and South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and industrials, and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,975 $9,599 $12,818 $10,809 $13,684 $20,413 $23,975 $12,812 $15,259 $20,867 MSCI AC (All Country) Asia ex Japan Index $10,000 $9,278 $9,890 $12,902 $11,144 $12,620 $14,620 $16,494 $10,886 $12,358 $15,813 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 28.89% 7.52% 7.63% Class A (without 5.75% sales charge) 36.75% 8.81% 8.27% MSCI AC (All Country) Asia ex Japan Index 27.96% 4.61% 4.69% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 445,785,792
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 3,099,900
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$445,785,792
Number of Holdings	132
Total Advisory Fee	$3,099,900
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 28.3 Information Technology 26.6 Communication Services 12.5 Financials 12.3 Industrials 8.6 Health Care 8.0 Energy 1.3 Real Estate 0.9 Consumer Staples 0.6 Materials 0.4 Common Stocks 98.3 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) China 41.1 India 22.5 Taiwan 12.7 Singapore 7.7 Korea (South) 7.0 Hong Kong 4.2 United States 1.3 Indonesia 1.0 South Africa 0.9 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.9 Sea Ltd Class A ADR 7.1 PDD Holdings Inc Class A ADR 4.6 Zomato Ltd 4.1 MakeMyTrip Ltd 3.7 Meituan B Shares 3.1 HDFC Bank Ltd 3.0 Samsung Electronics Co Ltd 3.0 Alibaba Group Holding Ltd 2.8 Tencent Holdings Ltd 2.6 44.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Leaders Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Leaders Fund
Class Name	Fidelity Advisor® Value Leaders Fund Class A
Trading Symbol	FVLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Leaders Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000® Value Index for the fiscal year, led by health care, especially within the health care equipment & services industry. Also hurting our result were stock selection and an underweight in industrials, primarily within the capital goods industry. Stock selection and an overweight in energy also hurt.
•The fund's non-benchmark stake in Parex Resources returned -48% and was the largest individual relative detractor. The second-largest relative detractor was an overweight in Centene (-10%). The stock was one of the fund's largest holdings this period. A non-benchmark stake in Samsung Electronics returned roughly -10% and notably hurt.
•In contrast, the biggest sector contributor to performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer services industry. Stock picking in financials also boosted the fund's relative performance, along with an overweight in banks. Also bolstering our relative result was an underweight in materials.
•The top individual relative contributor was an overweight in Gen Digital (+80%). The company was among the fund's biggest holdings at period end. The second-largest relative contributor was an overweight in H&R Block (+49%). Though we reduced our stake, the company was among the fund's largest holdings. An overweight in Bank of America (+63%) also helped. The company was one of our biggest holdings, but we trimmed the position this period.
•Notable changes in positioning include increased exposure to the communication services and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,832 $9,814 $11,567 $11,952 $12,506 $10,684 $15,244 $15,537 $15,504 $18,315 Russell 1000® Value Index $10,000 $10,053 $10,693 $12,595 $12,977 $14,432 $13,340 $19,178 $17,836 $17,860 $23,392 Russell 1000® Index $10,000 $10,486 $10,933 $13,520 $14,464 $16,511 $18,305 $26,269 $21,967 $24,050 $33,206 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 11.34% 6.66% 6.24% Class A (without 5.75% sales charge) 18.13% 7.93% 6.87% Russell 1000® Value Index 30.98% 10.14% 8.87% Russell 1000® Index 38.07% 15.00% 12.75% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 32,451,832
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 248,410
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$32,451,832
Number of Holdings	38
Total Advisory Fee	$248,410
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Health Care 16.9 Consumer Staples 10.1 Utilities 10.0 Information Technology 9.6 Energy 9.2 Communication Services 8.4 Industrials 7.9 Consumer Discretionary 3.8 Materials 1.9 Common Stocks 96.5 Preferred Stocks 2.6 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 88.6 United Kingdom 3.9 Canada 3.3 Korea (South) 2.6 Germany 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UnitedHealth Group Inc 5.9 Comcast Corp Class A 5.3 Cigna Group/The 4.4 Kenvue Inc 4.1 Bank of America Corp 4.1 Shell PLC ADR 4.0 PG&E Corp 3.9 JPMorgan Chase & Co 3.9 H&R Block Inc 3.8 Exxon Mobil Corp 3.8 43.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Asia Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class I
Trading Symbol	FERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 113	0.95%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net Mass) Linked Index for the fiscal year. Within emerging markets, stock selection and an overweight in India helped.
•By sector, security selection in consumer discretionary - notably the consumer services segment - was the primary contributor. Stock picking in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also lifting the fund's relative result were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Sea (+126%). The company was one of the fund's biggest holdings. A non-benchmark stake in MakeMyTrip gained about 160% and was a second notable relative contributor. The company was among our biggest holdings. Another notable relative contributor was an overweight in Zomato (+125%). This period we decreased our stake in Zomato. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock selection in China had the largest negative impact on relative performance. A non-benchmark allocation to the U.K. also detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Security selection in financials also hampered the fund's result.
•The largest individual relative detractor was our stake in One97 Communications (-51%). The stock was not held at period end. A second notable relative detractor was an overweight in WuXi AppTec (-43%). We reduced our stake. Another notable relative detractor was our stake in WuXi Biologics (-75%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to China, Hong Kong and Singapore, and reduced stakes in India and South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and industrials, and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $9,553 $10,247 $13,729 $11,610 $14,736 $22,044 $25,962 $13,912 $16,616 $22,784 MSCI AC (All Country) Asia ex Japan Index $10,000 $9,278 $9,890 $12,902 $11,144 $12,620 $14,620 $16,494 $10,886 $12,358 $15,813 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 37.12% 9.11% 8.58% MSCI AC (All Country) Asia ex Japan Index 27.96% 4.61% 4.69% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 445,785,792
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 3,099,900
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$445,785,792
Number of Holdings	132
Total Advisory Fee	$3,099,900
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 28.3 Information Technology 26.6 Communication Services 12.5 Financials 12.3 Industrials 8.6 Health Care 8.0 Energy 1.3 Real Estate 0.9 Consumer Staples 0.6 Materials 0.4 Common Stocks 98.3 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) China 41.1 India 22.5 Taiwan 12.7 Singapore 7.7 Korea (South) 7.0 Hong Kong 4.2 United States 1.3 Indonesia 1.0 South Africa 0.9 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.9 Sea Ltd Class A ADR 7.1 PDD Holdings Inc Class A ADR 4.6 Zomato Ltd 4.1 MakeMyTrip Ltd 3.7 Meituan B Shares 3.1 HDFC Bank Ltd 3.0 Samsung Electronics Co Ltd 3.0 Alibaba Group Holding Ltd 2.8 Tencent Holdings Ltd 2.6 44.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Overseas Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Overseas Fund
Class Name	Fidelity Advisor® Overseas Fund Class Z
Trading Symbol	FAOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Overseas Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the U.K. and Japan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an underweights in energy and consumer staples. Stock picks and an overweight in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+157%). This was a stake we established this period. The second-largest relative contributor was an overweight in Tokio Marine Holdings (+70%). Although we reduced the fund's stake, the company was one of our largest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+101%).
•In contrast, from a regional standpoint, stock selection in the United States and underweights in Japan and Asia Pacific ex Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result were stock picks in consumer discretionary, primarily within the consumer durables & apparel industry. Choices in information technology, primarily within the software & services industry, also hurt. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in Diageo (-11%). The stock was not held at period end. A non-benchmark stake in Alten returned approximately -27% and was the second-largest relative detractor. Our overweight stake in Sony Group (+1%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to Japan and the United States, and a lower allocation to Sweden. By sector, meaningful changes in positioning include decreased exposure to consumer staples and energy, and a higher allocation to industrials and materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $12,337 $11,458 $12,991 $13,480 $18,647 $13,092 $14,781 MSCI EAFE Index $10,000 $11,841 $11,054 $12,302 $11,480 $15,435 $11,909 $13,654 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 26.03% 7.47% 8.36% MSCI EAFE Index 23.25% 6.46% 6.95% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 383,854,611
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 2,406,862
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$383,854,611
Number of Holdings	93
Total Advisory Fee	$2,406,862
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.0 Financials 23.2 Information Technology 16.0 Health Care 13.8 Materials 9.5 Consumer Discretionary 7.0 Consumer Staples 2.3 Communication Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 17.9 United States 17.3 Japan 16.1 France 11.2 Germany 8.9 Netherlands 6.3 Denmark 4.4 Italy 3.8 Switzerland 3.4 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ASML Holding NV 3.0 Novo Nordisk A/S Series B 3.0 SAP SE 2.9 Astrazeneca PLC 2.2 Hitachi Ltd 2.2 RELX PLC 2.2 Safran SA 2.0 Compass Group PLC 2.0 Wolters Kluwer NV 2.0 Tokio Marine Holdings Inc 2.0 23.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Capital Appreciation Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class Z
Trading Symbol	FIDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 87	0.76%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-6%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $12,614 $11,673 $14,290 $16,211 $20,706 $14,302 $16,607 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,916 $10,954 $12,210 $11,910 $15,465 $11,660 $13,090 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 29.44% 8.51% 10.38% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 6.51% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,714,030,084
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 61,601,570
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,714,030,084
Number of Holdings	63
Total Advisory Fee	$61,601,570
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.8 Financials 21.6 Information Technology 18.3 Consumer Discretionary 11.3 Materials 8.8 Health Care 4.5 Communication Services 4.1 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 20.0 Japan 12.6 United Kingdom 10.9 France 8.8 India 7.9 Canada 6.4 China 5.3 Netherlands 5.2 Taiwan 4.5 Others 18.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.5 Novo Nordisk A/S Series B 2.9 Tencent Holdings Ltd 2.5 SAP SE 2.5 ASML Holding NV 2.3 LVMH Moet Hennessy Louis Vuitton SE 2.3 Schneider Electric SE 2.1 Hitachi Ltd 1.9 ABB Ltd 1.8 Keyence Corp 1.7 24.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Emerging Markets Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Focused Emerging Markets Fund
Class Name	Fidelity Advisor® Focused Emerging Markets Fund Class M
Trading Symbol	FTMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 164	1.43%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in Emerging Asia and Emerging Europe contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, security selection was the primary contributor, led by materials. Stock picks in communication services, primarily within the media & entertainment industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in China Life Insurance (+65%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Meituan (+67%). The stock was one of our biggest holdings. Another notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding this period.
•In contrast, from a regional standpoint, stock selection in Latin America and Africa, primarily in South Africa, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Stock picking and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Also hurting our result was an overweight in materials.
•The largest individual relative detractor was an overweight in Wal-Mart de Mexico (-22%). This period we increased our position in Wal-Mart de Mexico. The company was among our biggest holdings at period end. A second notable relative detractor was an overweight in Samsung Electronics (-12%). The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in Alibaba Group Holding (+23%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to Mexico and a lower allocation to Brazil. By sector, meaningful changes in positioning include increased exposure to health care and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,552 $9,178 $11,849 $10,051 $11,964 $14,046 $16,729 $11,126 $12,493 $15,979 MSCI Emerging Markets Index $10,000 $8,550 $9,346 $11,823 $10,347 $11,577 $12,535 $14,663 $10,115 $11,211 $14,051 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 23.43% 5.21% 4.80% Class M (without 3.50% sales charge) 27.90% 5.96% 5.17% MSCI Emerging Markets Index 25.33% 3.95% 3.46% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,788,031,153
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 37,704,655
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$5,788,031,153
Number of Holdings	55
Total Advisory Fee	$37,704,655
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.6 Information Technology 18.3 Consumer Discretionary 14.7 Communication Services 10.2 Industrials 8.7 Materials 8.0 Health Care 6.2 Consumer Staples 5.5 Energy 3.6 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) China 31.4 Taiwan 13.1 Korea (South) 12.4 India 10.8 South Africa 5.0 Brazil 4.8 Mexico 4.5 United States 3.2 Peru 2.5 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 8.6 Taiwan Semiconductor Manufacturing Co Ltd 8.4 Samsung Electronics Co Ltd 5.7 Meituan B Shares 3.5 Wal-Mart de Mexico SAB de CV Series V 3.4 Haier Smart Home Co Ltd A Shares (China) 2.9 Tata Consultancy Services Ltd 2.7 China Life Insurance Co Ltd H Shares 2.7 PDD Holdings Inc Class A ADR 2.5 Credicorp Ltd 2.5 42.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified International Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class M
Trading Symbol	FADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 156	1.39%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,004 $9,682 $11,822 $10,710 $12,346 $13,462 $17,392 $12,268 $13,647 $16,927 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 19.69% 5.76% 5.40% Class M (without 3.50% sales charge) 24.03% 6.52% 5.78% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,404,041,433
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 10,934,381
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,404,041,433
Number of Holdings	135
Total Advisory Fee	$10,934,381
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.9 Financials 22.5 Information Technology 15.7 Health Care 10.3 Materials 8.3 Consumer Discretionary 7.4 Energy 5.0 Consumer Staples 1.9 Communication Services 0.5 Real Estate 0.2 Common Stocks 96.2 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Japan 17.1 United States 16.0 United Kingdom 14.4 Germany 8.7 France 8.1 Canada 6.5 Netherlands 5.3 Denmark 3.5 Sweden 3.0 Others 17.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 2.9 ASML Holding NV depository receipt 2.8 Novo Nordisk A/S Series B 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 SAP SE 2.4 Astrazeneca PLC 1.8 RELX PLC (Netherlands) 1.8 Wolters Kluwer NV 1.6 London Stock Exchange Group PLC 1.6 Shell PLC 1.6 21.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Global Capital Appreciation Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Global Capital Appreciation Fund
Class Name	Fidelity Advisor® Global Capital Appreciation Fund Class I
Trading Symbol	FEUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 122	1.00%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities posted a strong advance for the 12 months ending October 31, 2024. Resilient economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking in the United States and an underweight in emerging markets contributed to the fund's performance versus the MSCI AC World (Net MA) Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Picks in industrials, primarily within the capital goods industry, and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+227%). Although we reduced the position, the stock was the fund's biggest holding at period end. A second notable relative contributor was an overweight in Hitachi (+109%). The stock was among our biggest holdings at period end. An overweight in Taiwan Semiconductor Manufacturing (+124%) also contributed. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock picks in Canada and emerging markets, primarily in India, detracted from the fund's relative result.
•By sector, a notable detractor from performance versus the benchmark was stock selection in energy. Also modestly hurting our result were an overweight in industrials and an underweight in communication services. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in UnitedHealth Group (-9%). The stock was not held at period end. The second-largest relative detractor was an overweight in HDFC Bank (+18%). Another notable relative detractor this period was avoiding Broadcom, a benchmark component that gained 105%.
•Notable changes in positioning include increased exposure to China and the United States. By sector, meaningful changes in positioning include increased exposure to industrials and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,396 $10,672 $13,503 $12,632 $13,224 $15,785 $20,685 $15,485 $18,168 $25,883 MSCI ACWI (All Country World Index) Index $10,000 $10,035 $10,284 $12,721 $12,703 $14,362 $15,121 $20,822 $16,723 $18,547 $24,710 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 42.47% 14.38% 9.98% MSCI ACWI (All Country World Index) Index 33.23% 11.46% 9.47% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 141,421,538
Holdings Count | shares	54
Advisory Fees Paid, Amount	$ 1,161,739
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$141,421,538
Number of Holdings	54
Total Advisory Fee	$1,161,739
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Financials 23.1 Industrials 18.8 Consumer Discretionary 11.6 Communication Services 8.5 Health Care 7.9 Energy 3.0 Materials 1.2 Common Stocks 97.9 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 79.0 China 7.6 Taiwan 2.9 Japan 2.8 Canada 1.4 Netherlands 1.2 India 1.2 Sweden 1.0 Denmark 1.0 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.6 Meta Platforms Inc Class A 4.5 Microsoft Corp 4.0 Fiserv Inc 3.8 Apple Inc 3.6 Amazon.com Inc 3.5 Mastercard Inc Class A 3.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 Hitachi Ltd 2.8 Visa Inc Class A 2.5 37.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Capital Appreciation Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® International Capital Appreciation Fund
Class Name	Fidelity Advisor® International Capital Appreciation Fund Class C
Trading Symbol	FCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 216	1.89%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, security selection and an underweight in emerging markets and stock selection in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World ex US Index (Net MA) for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks and an overweight in industrials also boosted relative performance. Also contributing to our result was a lack of exposure to the lagging energy sector.
•The fund's non-benchmark stake in Nvidia gained 221% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Taiwan Semiconductor Manufacturing (+100%). The company was the fund's largest holding. Another notable relative contributor was an overweight in Brookfield Asset Management (+91%).
•In contrast, from a regional standpoint, security selection in Canada and an overweight in Europe ex U.K., primarily in France, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock selection in information technology, primarily within the software & services industry. Also hurting our result were stock picks in consumer staples and health care.
•The biggest individual relative detractor was our stake in OBIC (-23%). A second notable relative detractor was an underweight in Shopify (+66%). An overweight in LVMH Moet Hennessy Louis Vuitton (-6%) also hurt. The stock was among our largest holdings.
•Notable changes in positioning include increased exposure to China and Japan. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to consumer staples, where we liquidated all of the fund's holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $10,270 $10,210 $12,716 $11,635 $14,081 $15,784 $19,940 $13,619 $15,750 $20,312 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,545 $9,583 $11,868 $10,910 $12,161 $11,862 $15,403 $11,613 $13,038 $16,238 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 27.05% 7.28% 7.34% Class C 28.05% 7.28% 7.34% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 4.97% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,714,030,084
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 61,601,570
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$8,714,030,084
Number of Holdings	63
Total Advisory Fee	$61,601,570
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.8 Financials 21.6 Information Technology 18.3 Consumer Discretionary 11.3 Materials 8.8 Health Care 4.5 Communication Services 4.1 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 20.0 Japan 12.6 United Kingdom 10.9 France 8.8 India 7.9 Canada 6.4 China 5.3 Netherlands 5.2 Taiwan 4.5 Others 18.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.5 Novo Nordisk A/S Series B 2.9 Tencent Holdings Ltd 2.5 SAP SE 2.5 ASML Holding NV 2.3 LVMH Moet Hennessy Louis Vuitton SE 2.3 Schneider Electric SE 2.1 Hitachi Ltd 1.9 ABB Ltd 1.8 Keyence Corp 1.7 24.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Emerging Asia Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Emerging Asia Fund
Class Name	Fidelity Advisor® Emerging Asia Fund Class C
Trading Symbol	FERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 232	1.97%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picking and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the MSCI AC Asia Ex Japan (Net Mass) Linked Index for the fiscal year. Within emerging markets, stock selection and an overweight in India helped.
•By sector, security selection in consumer discretionary - notably the consumer services segment - was the primary contributor. Stock picking in communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance. Also lifting the fund's relative result were stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Sea (+126%). The company was one of the fund's biggest holdings. A non-benchmark stake in MakeMyTrip gained about 160% and was a second notable relative contributor. The company was among our biggest holdings. Another notable relative contributor was an overweight in Zomato (+125%). This period we decreased our stake in Zomato. The stock was one of our largest holdings.
•In contrast, from a regional standpoint, stock selection in China had the largest negative impact on relative performance. A non-benchmark allocation to the U.K. also detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Security selection in financials also hampered the fund's result.
•The largest individual relative detractor was our stake in One97 Communications (-51%). The stock was not held at period end. A second notable relative detractor was an overweight in WuXi AppTec (-43%). We reduced our stake. Another notable relative detractor was our stake in WuXi Biologics (-75%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to China, Hong Kong and Singapore, and reduced stakes in India and South Korea. By sector, meaningful changes in positioning include increased exposure to communication services and industrials, and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $9,454 $10,034 $13,304 $11,136 $13,995 $20,717 $24,152 $12,814 $15,263 $20,872 MSCI AC (All Country) Asia ex Japan Index $10,000 $9,278 $9,890 $12,902 $11,144 $12,620 $14,620 $16,494 $10,886 $12,358 $15,813 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 34.75% 7.99% 7.64% Class C 35.75% 7.99% 7.64% MSCI AC (All Country) Asia ex Japan Index 27.96% 4.61% 4.69% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 445,785,792
Holdings Count | shares	132
Advisory Fees Paid, Amount	$ 3,099,900
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$445,785,792
Number of Holdings	132
Total Advisory Fee	$3,099,900
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 28.3 Information Technology 26.6 Communication Services 12.5 Financials 12.3 Industrials 8.6 Health Care 8.0 Energy 1.3 Real Estate 0.9 Consumer Staples 0.6 Materials 0.4 Common Stocks 98.3 Preferred Stocks 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) China 41.1 India 22.5 Taiwan 12.7 Singapore 7.7 Korea (South) 7.0 Hong Kong 4.2 United States 1.3 Indonesia 1.0 South Africa 0.9 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.9 Sea Ltd Class A ADR 7.1 PDD Holdings Inc Class A ADR 4.6 Zomato Ltd 4.1 MakeMyTrip Ltd 3.7 Meituan B Shares 3.1 HDFC Bank Ltd 3.0 Samsung Electronics Co Ltd 3.0 Alibaba Group Holding Ltd 2.8 Tencent Holdings Ltd 2.6 44.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Diversified International Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Diversified International Fund
Class Name	Fidelity Advisor® Diversified International Fund Class I
Trading Symbol	FDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, stock picks in Japan and a non-benchmark allocation to emerging markets contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials, primarily within the capital goods industry. Picks in materials also boosted relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+124%). The stock was among our biggest holdings. A second notable relative contributor was an overweight in Hitachi (+109%). Although we trimmed our stake, the company was the fund's largest holding at period end. Another notable relative contributor was an overweight in Mitsubishi Heavy Industries (+127%). This was a stake we established this period.
•In contrast, from a regional standpoint, a non-benchmark allocation to both the United States and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was stock picking in financials. Stock picks in consumer staples also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Schlumberger returned -20% and was the largest individual relative detractor. The stock was not held at period end. A non-benchmark stake in HDFC Bank gained 18% and was a second notable relative detractor. We reduced the position. Our stake in Pernod-Ricard (-27%) also detracted. This period we decreased our position in Pernod-Ricard.
•Notable changes in positioning include increased exposure to Germany and Switzerland. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,424 $10,143 $12,451 $11,338 $13,140 $14,406 $18,708 $13,265 $14,831 $18,488 MSCI EAFE Index $10,000 $10,008 $9,705 $12,004 $11,206 $12,472 $11,638 $15,647 $12,073 $13,841 $17,059 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 24.66% 7.07% 6.34% MSCI EAFE Index 23.25% 6.46% 5.49% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,404,041,433
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 10,934,381
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,404,041,433
Number of Holdings	135
Total Advisory Fee	$10,934,381
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.9 Financials 22.5 Information Technology 15.7 Health Care 10.3 Materials 8.3 Consumer Discretionary 7.4 Energy 5.0 Consumer Staples 1.9 Communication Services 0.5 Real Estate 0.2 Common Stocks 96.2 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Japan 17.1 United States 16.0 United Kingdom 14.4 Germany 8.7 France 8.1 Canada 6.5 Netherlands 5.3 Denmark 3.5 Sweden 3.0 Others 17.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 2.9 ASML Holding NV depository receipt 2.8 Novo Nordisk A/S Series B 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.5 SAP SE 2.4 Astrazeneca PLC 1.8 RELX PLC (Netherlands) 1.8 Wolters Kluwer NV 1.6 London Stock Exchange Group PLC 1.6 Shell PLC 1.6 21.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec